SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Gold and Precious Metals Fund seeks capital appreciation with current income, by investing primarily in securities of companies engaged in mining, processing or dealing in gold or other precious metals.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Gold and Precious Metals Fund covers the period ended July 31, 2001. During the 12 months under review, gold, silver, platinum and palladium prices all trended lower. The price of gold fell 3.82% during the period to $266.65 per ounce on July 31, 2001. Gold was uneventful for much of the year, except for a brief rally from April to June. Meanwhile, platinum and palladium prices decreased 17.84% and 44.21% during the period. Although palladium reached an all-time high of $1,110.50 in January 2001, this auto-catalyst metal swung in the other direction dipping to an 18-month low of $440.00 in July 2001. During the latter half of the Fund's fiscal year, platinum and palladium sold off considerably as auto-catalyst demand weakened.


CONTENTS

Shareholder Letter .......................................................     1

Performance Summary ......................................................     6

Financial Highlights &
Statement of Investments .................................................    10

Financial Statements .....................................................    16

Notes to
Financial Statements .....................................................    20

Independent
Auditors' Report .........................................................    24

Tax Designation ..........................................................    25


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.


[FUND CATEGORY PYRAMID GRAPHIC]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
7/31/01

[GEOGRAPHIC DISTRIBUTION PIE CHART]

South Africa ...............   29.2%
Canada .....................   22.0%
U.S. .......................   21.3%
U.K. .......................    7.9%
Australia ..................    6.3%
Other ......................    7.6%
Short-Term Investments &
  Other Net Assets .........    5.7%


Within this environment, Franklin Gold and Precious Metals Fund - Class A posted a +13.91% 12-month cumulative total return for the year ended July 31, 2001, as discussed in the Performance Summary beginning on page 6. The Standard & Poor's 500(R) (S&P 500(R)) Composite Index had a -14.33% total return, and the Financial Times Gold Mines Index posted a 4.01% price return during that time.(1)

Although platinum and palladium sold off significantly in the past six months, we believe that the long-term supply and demand outlook remains favorable. As of July 31, 2001, three of the Fund's top 10 holdings, Anglo American Platinum, Impala Platinum and Stillwater Mining, were platinum and palladium producers. All three companies continued to expand their operations, which we believe should help drive growth. We have significant concentrations in these particular companies because the number of quality platinum and palladium producers from which to choose is limited. We also focused on top-tier gold producers such as Newmont Mining and Barrick Gold, which have substantial production, established histories and solid management teams. In our assessment, Newmont has a considerable resource base that should appreciate rapidly in a


1. Sources: Standard & Poor's Micropal; Financial Times. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The S&P 500 includes dividends. The unmanaged Financial Times Gold Mines Index is compiled by Financial Times Ltd., Goldman Sachs & Co. and Wood Mackenzie & Co., Ltd., in conjunction with the Institute of Actuaries and the Faculty of Actuaries. This is a price-only index and does not include dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

rising gold price environment. One new position added to the Fund was Agnico Eagle Mines, a company that is currently undergoing expansion of its LaRonde mine in northwestern Quebec.

During the year under review, talks of consolidation spread throughout the gold industry. In fact, Newmont Mining and Battle Mountain Gold completed their merger during the reporting period, as did DeBeers and Anglo American Corp. Given gold's low price, we believe that large capitalization gold mining companies will continue to outperform their smaller competitors and that further consolidation is almost inevitable as companies search for ways to cut costs. In our opinion, Barrick's strong balance sheet appears to position it well to take advantage of consolidation opportunities created by distressed companies in this low gold price environment. During the period, Barrick announced a proposed merger with Homestake, which we believe will improve its position for continued consolidation.


TOP 10 HOLDINGS
7/31/01


COMPANY                                                               % OF TOTAL
COUNTRY                                                               NET ASSETS
--------------------------------------------------------------------------------
Anglo American
Platinum Corp. Ltd., ADR                                                    9.6%
South Africa

Newmont Mining Corp.                                                        8.7%
U.S.

Barrick Gold Corp.                                                          8.3%
Canada

Stillwater Mining Co.                                                       6.5%
U.S.

Compania de Minas
Buenaventura SA, ADR                                                        5.0%
Peru

Impala Platinum
Holdings Ltd.                                                               5.0%
South Africa

Franco-Nevada
Mining Corp. Ltd.                                                           4.9%
Canada

Placer Dome Inc.                                                            4.8%
Canada

Homestake Mining Co.                                                        4.7%
U.S.

Impala Platinum
Holdings Ltd., ADR                                                          4.3%
South Africa

INDUSTRY BREAKDOWN
Based on Total Net Assets
7/31/01

[INDUSTRY BREAKDOWN BAR GRAPH]

Long-Life Gold Mines              45.4%
Platinum                          26.8%
Mining Finance Companies           9.8%
Medium-Life Gold Mines             6.3%
Gold & Diversified Resources       6.0%
Short-Term Investments
  & Other Net Assets               5.7%

Looking forward, we are optimistic about gold's prospects, as the demand for gold continues to be robust. However, improved gold prices may still take some time, as mine supply has shown very little response to gold's low price. The world's central banks continue to supply large amounts of gold to the market with no signs of slowing. Longer term, we find gold's physical demand growth and stable supply attractive; thus, we remain optimistic that gold could appreciate significantly should demand increase. We will continue to invest in gold and precious metals companies we believe have attractive reserve and production growth profiles and the potential to provide strong returns for the Fund's shareholders over the long term.

In our opinion, the slowing economic environment and volatile stock market validates a philosophy of portfolio diversification. Gold can offer insurance for a broad-based portfolio because it is an asset that cannot be tied to any financial system, which can provide stability during times of crisis and provide excellent diversification against the overall market. As discussed in the prospectus, however, such investments are subject to special risks, including those related to fluctuations in the price of gold and other precious metals, and the currency fluctuation and political uncertainty associated with foreign investing and developing markets. Also, as a non-diversified fund, we may invest in a relatively small number of issuers, which could result in a greater risk of loss.

We appreciate your participation in Franklin Gold and Precious Metals Fund and welcome any comments or suggestions you may have.

Sincerely,

/s/ Stephen M. Land

Stephen M. Land
Portfolio Manager
Franklin Gold and Precious Metals Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.*


CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.


CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*


*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 7/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION


CLASS A                                 CHANGE          7/31/01          7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.98            $8.88            $7.90
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                        $0.1093


CLASS B                                 CHANGE          7/31/01          7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.94            $8.76            $7.82
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                        $0.0546


CLASS C                                 CHANGE          7/31/01          7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.97            $8.80            $7.83
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                        $0.0360


ADVISOR CLASS                           CHANGE          7/31/01          7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.99            $9.08            $8.09
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                        $0.1335

PERFORMANCE

CLASS A                                    1-YEAR         5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +13.91%        -32.88%        -12.22%
Average Annual Total Return(2)              +7.39%         -8.75%         -1.88%
Value of $10,000 Investment(3)            $10,739         $6,328         $8,271
Avg. Ann. Total Return (6/30/01)(4)         +9.76%         -7.63%         -0.83%

                                                                       INCEPTION
CLASS B                                                   1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                +12.78%        +14.75%
Average Annual Total Return(2)                             +8.78%         +4.40%
Value of $10,000 Investment(3)                           $10,878        $11,175
Avg. Ann. Total Return (6/30/01)(4)                       +11.58%         +8.28%

                                                                       INCEPTION
CLASS C                                   1-YEAR          5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                +12.89%         -35.21%        -33.74%
Average Annual Total Return(2)            +10.76%          -8.50%         -6.52%
Value of $10,000 Investment(3)           $11,076          $6,413         $6,560
Avg. Ann. Total Return (6/30/01)(4)       +13.56%          -7.36%         -5.31%

ADVISOR CLASS(5)                          1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------

Cumulative Total Return(1)                +14.04%          -29.84%        -8.25%
Average Annual Total Return(2)            +14.04%           -6.84%        -0.86%
Value of $10,000 Investment(3)           $11,404           $7,016        $9,175
Avg. Ann. Total Return (6/30/01)(4)       +16.73%           -5.68%        +0.21%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -27.28% and -6.72%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                    +7.39%

5-Year                                                                    -8.75%

10-Year                                                                   -1.88%


AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                    +8.78%
Since Inception (1/1/99)                                                  +4.40%



TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The S&P 500 includes reinvested dividends. The Financial Times Gold Mines Index does not include dividends. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


CLASS A (8/1/91-7/31/01)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Class A shares to that of the S&P 500(5) and the Financial Times Gold Mines Index(6) based on a $10,000 investment from 3/1/91 to 7/31/01.

[CLASS A LINE GRAPH]

      DATE           FRANKLIN GOLD      S&P 500(6)      FINANCIAL TIMES    S&P 500 Composite
      ----           FUND - CLASS A     ---------        GOLD INDEX(6)          Total          FT Gold Index % Change
                     --------------                      -------------     -----------------   ----------------------
   08/01/1991           $ 9,422          $10,000           $10,000
   08/31/1991           $ 8,510          $10,237           $ 8,038              2.37%             -19.62%
   09/30/1991           $ 8,747          $10,066           $ 8,366             -1.67%               4.08%
   10/31/1991           $ 9,333          $10,201           $ 8,839              1.34%               5.66%
   11/30/1991           $ 9,555          $ 9,790           $ 9,215             -4.03%               4.26%
   12/31/1991           $ 9,040          $10,910           $ 7,532             11.44%             -18.26%
   01/31/1992           $ 9,078          $10,707           $ 7,758             -1.86%               3.00%
   02/29/1992           $ 8,753          $10,845           $ 7,000              1.29%              -9.77%
   03/31/1992           $ 8,511          $10,634           $ 6,500             -1.95%              -7.14%
   04/30/1992           $ 8,338          $10,946           $ 5,801              2.94%             -10.75%
   05/31/1992           $ 8,851          $11,000           $ 5,823              0.49%               0.37%
   06/30/1992           $ 8,877          $10,836           $ 4,952             -1.49%             -14.96%
   07/31/1992           $ 8,785          $11,279           $ 4,887              4.09%              -1.30%
   08/31/1992           $ 8,373          $11,048           $ 4,269             -2.05%             -12.65%
   09/30/1992           $ 8,098          $11,177           $ 3,989              1.17%              -6.55%
   10/31/1992           $ 7,441          $11,215           $ 3,935              0.34%              -1.35%
   11/30/1992           $ 6,960          $11,596           $ 3,785              3.40%              -3.83%
   12/31/1992           $ 7,201          $11,739           $ 3,435              1.23%              -9.23%
   01/31/1993           $ 7,232          $11,838           $ 4,016              0.84%              16.90%
   02/28/1993           $ 7,812          $11,999           $ 6,321              1.36%              57.39%
   03/31/1993           $ 8,708          $12,252           $ 6,837              2.11%               8.16%
   04/30/1993           $ 9,743          $11,955           $ 8,045             -2.42%              17.68%
   05/31/1993           $10,956          $12,275           $ 9,904              2.67%              23.10%
   06/30/1993           $11,084          $12,310           $10,237              0.29%               3.36%
   07/31/1993           $12,183          $12,261           $10,884             -0.40%               6.31%
   08/31/1993           $10,944          $12,726           $10,108              3.79%              -7.12%
   09/30/1993           $ 9,977          $12,628           $ 9,018             -0.77%             -10.78%
   10/31/1993           $11,154          $12,889           $10,608              2.07%              17.62%
   11/30/1993           $10,951          $12,767           $10,374             -0.95%              -2.20%
   12/31/1993           $12,510          $12,921           $11,964              1.21%              15.33%
   01/31/1994           $12,290          $13,360           $11,637              3.40%              -2.73%
   02/28/1994           $11,724          $12,998           $10,877             -2.71%              -6.53%
   03/31/1994           $11,850          $12,432           $10,943             -4.36%               0.61%
   04/30/1994           $11,324          $12,591           $10,196              1.28%              -6.83%
   05/31/1994           $11,567          $12,797           $10,508              1.64%               3.06%
   06/30/1994           $11,462          $12,484           $10,268             -2.45%              -2.28%
   07/31/1994           $11,754          $12,893           $10,545              3.28%               2.70%
   08/31/1994           $12,354          $13,422           $11,196              4.10%               6.16%
   09/30/1994           $13,357          $13,094           $12,496             -2.44%              11.62%
   10/31/1994           $12,717          $13,389           $11,591              2.25%              -7.24%
   11/30/1994           $11,430          $12,901           $10,158             -3.64%             -12.36%
   12/31/1994           $11,918          $13,092           $10,623              1.48%               4.57%
   01/31/1995           $10,140          $13,432           $ 8,806              2.59%             -17.10%
   02/28/1995           $10,711          $13,955           $ 9,304              3.90%               5.65%
   03/31/1995           $11,767          $14,367           $10,375              2.95%              11.52%
   04/30/1995           $11,863          $14,789           $10,373              2.94%              -0.02%
   05/31/1995           $11,712          $15,381           $10,221              4.00%              -1.47%
   06/30/1995           $11,793          $15,738           $10,363              2.32%               1.39%
   07/31/1995           $12,122          $16,260           $10,484              3.32%               1.17%
   08/31/1995           $12,138          $16,301           $10,605              0.25%               1.15%
   09/30/1995           $12,195          $16,989           $10,676              4.22%               0.67%
   10/31/1995           $10,835          $16,928           $ 9,263             -0.36%             -13.23%
   11/30/1995           $11,632          $17,671           $10,147              4.39%               9.54%
   12/31/1995           $11,766          $18,012           $10,287              1.93%               1.38%
   01/31/1996           $13,641          $18,624           $12,396              3.40%              20.50%
   02/29/1996           $13,675          $18,797           $12,582              0.93%               1.49%
   03/31/1996           $13,717          $18,978           $12,548              0.96%              -0.26%
   04/30/1996           $13,884          $19,257           $12,509              1.47%              -0.31%
   05/31/1996           $14,412          $19,754           $12,779              2.58%               2.16%
   06/30/1996           $12,600          $19,829           $10,842              0.38%             -15.16%
   07/31/1996           $12,322          $18,952           $10,730             -4.42%              -1.04%
   08/31/1996           $12,810          $19,352           $10,922              2.11%               1.79%
   09/30/1996           $12,044          $20,442           $ 9,956              5.63%              -8.84%
   10/31/1996           $12,078          $21,006           $10,095              2.76%               1.40%
   11/30/1996           $11,986          $22,594           $10,082              7.56%              -0.13%
   12/31/1996           $11,888          $22,147           $ 9,804             -1.98%              -2.76%
   01/31/1997           $11,360          $23,531           $ 9,131              6.25%              -6.87%
   02/28/1997           $12,730          $23,714           $10,255              0.78%              12.32%
   03/31/1997           $11,333          $22,740           $ 8,801             -4.11%             -14.18%
   04/30/1997           $10,617          $24,097           $ 7,896              5.97%             -10.28%
   05/31/1997           $11,163          $25,565           $ 8,440              6.09%               6.90%
   06/30/1997           $10,474          $26,710           $ 7,488              4.48%             -11.28%
   07/31/1997           $10,294          $28,836           $ 7,603              7.96%               1.53%
   08/31/1997           $10,150          $27,221           $ 7,591             -5.60%              -0.16%
   09/30/1997           $10,609          $28,713           $ 8,199              5.48%               8.01%
   10/31/1997           $ 8,936          $27,754           $ 6,675             -3.34%             -18.58%
   11/30/1997           $ 7,460          $29,039           $ 5,256              4.63%             -21.26%
   12/31/1997           $ 7,644          $29,539           $ 5,689              1.72%               8.24%
   01/31/1998           $ 8,069          $29,867           $ 6,010              1.11%               5.63%
   02/28/1998           $ 8,033          $32,020           $ 5,791              7.21%              -3.64%
   03/31/1998           $ 8,512          $33,659           $ 6,157              5.12%               6.32%
   04/30/1998           $ 9,100          $33,999           $ 6,981              1.01%              13.39%
   05/31/1998           $ 7,843          $33,414           $ 5,845             -1.72%             -16.27%
   06/30/1998           $ 7,249          $34,771           $ 5,343              4.06%              -8.58%
   07/31/1998           $ 6,812          $34,399           $ 4,842             -1.07%              -9.38%
   08/31/1998           $ 5,446          $29,425           $ 3,772            -14.46%             -22.10%
   09/30/1998           $ 7,613          $31,311           $ 5,919              6.41%              56.92%
   10/31/1998           $ 7,632          $33,857           $ 5,984              8.13%               1.11%
   11/30/1998           $ 7,486          $35,908           $ 5,673              6.06%              -5.21%
   12/31/1998           $ 7,065          $37,977           $ 5,024              5.76%             -11.43%
   01/31/1999           $ 7,047          $39,564           $ 5,012              4.18%              -0.25%
   02/28/1999           $ 6,901          $38,334           $ 4,685             -3.11%              -6.51%
   03/31/1999           $ 7,029          $39,867           $ 4,672              4.00%              -0.28%
   04/30/1999           $ 8,328          $41,410           $ 5,473              3.87%              17.14%
   05/31/1999           $ 7,267          $40,433           $ 4,453             -2.36%             -18.63%
   06/30/1999           $ 7,834          $42,677           $ 4,758              5.55%               6.85%
   07/31/1999           $ 7,596          $41,345           $ 4,541             -3.12%              -4.57%
   08/31/1999           $ 7,907          $41,138           $ 4,828             -0.50%               6.32%
   09/30/1999           $ 9,335          $40,011           $ 6,071             -2.74%              25.75%
   10/31/1999           $ 8,438          $42,544           $ 5,267              6.33%             -13.25%
   11/30/1999           $ 8,576          $43,408           $ 5,033              2.03%              -4.45%
   12/31/1999           $ 8,860          $45,964           $ 4,991              5.89%              -0.83%
   01/31/2000           $ 8,253          $43,657           $ 4,404             -5.02%             -11.75%
   02/29/2000           $ 7,895          $42,832           $ 4,543             -1.89%               3.16%
   03/31/2000           $ 7,665          $47,021           $ 4,203              9.78%              -7.50%
   04/30/2000           $ 7,132          $45,605           $ 4,066             -3.01%              -3.25%
   05/31/2000           $ 7,380          $44,670           $ 4,189             -2.05%               3.02%
   06/30/2000           $ 7,720          $45,769           $ 4,341              2.46%               3.63%
   07/31/2000           $ 7,260          $45,055           $ 3,918             -1.56%              -9.76%
   08/31/2000           $ 7,986          $47,853           $ 3,967              6.21%               1.25%
   09/30/2000           $ 7,417          $45,327           $ 3,756             -5.28%              -5.31%
   10/31/2000           $ 7,021          $45,136           $ 3,184             -0.42%             -15.22%
   11/30/2000           $ 7,481          $41,580           $ 3,359             -7.88%               5.48%
   12/31/2000           $ 8,205          $41,783           $ 3,675              0.49%               9.43%
   01/31/2001           $ 8,364          $43,267           $ 3,588              3.55%              -2.36%
   02/28/2001           $ 8,736          $39,321           $ 3,843             -9.12%               7.09%
   03/31/2001           $ 7,675          $36,828           $ 3,465             -6.34%              -9.84%
   04/30/2001           $ 8,783          $39,689           $ 4,040              7.77%              16.59%
   05/31/2001           $ 9,463          $39,955           $ 4,178              0.67%               3.43%
   06/30/2001           $ 8,988          $38,984           $ 4,174             -2.43%              -0.09%
   07/31/2001           $ 8,271          $38,602           $ 4,075             -0.98%              -2.38%


CLASS B (1/1/99-7/31/01)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Class B shares to that of the S&P 500(6) and the Financial Times Gold Mines Index(6) based on a $10,000 investment from 1/1/99 to 7/31/01.

 [CLASS B LINE GRAPH]


                    FRANKLIN GOLD                       FINANCIAL TIMES    S&P 500 Composite     FT Gold Index
      DATE         FUND - CLASS B       S&P 500(6)        GOLD INDEX(6)         Total             % Change
      ----         --------------       ----------      ---------------         -----             --------
   01/01/1999          $10,000           $10,000           $10,000
   01/31/1999          $ 9,961           $10,418           $ 9,975              4.18%             -0.25%
   02/28/1999          $ 9,754           $10,094           $ 9,325             -3.11%             -6.51%
   03/31/1999          $ 9,935           $10,498           $ 9,299              4.00%             -0.28%
   04/30/1999          $11,762           $10,904           $10,894              3.87%             17.14%
   05/31/1999          $10,259           $10,647           $ 8,864             -2.36%            -18.63%
   06/30/1999          $11,049           $11,238           $ 9,471              5.55%              6.85%
   07/31/1999          $10,699           $10,887           $ 9,038             -3.12%             -4.57%
   08/31/1999          $11,140           $10,833           $ 9,610             -0.50%              6.32%
   09/30/1999          $13,161           $10,536           $12,085             -2.74%             25.75%
   10/31/1999          $11,878           $11,203           $10,484              6.33%            -13.25%
   11/30/1999          $12,073           $11,430           $10,017              2.03%             -4.45%
   12/31/1999          $12,452           $12,103           $ 9,934              5.89%             -0.83%
   01/31/2000          $11,606           $11,496           $ 8,766             -5.02%            -11.75%
   02/29/2000          $11,099           $11,278           $ 9,043             -1.89%              3.16%
   03/31/2000          $10,747           $12,381           $ 8,365              9.78%             -7.50%
   04/30/2000          $10,006           $12,009           $ 8,093             -3.01%             -3.25%
   05/31/2000          $10,344           $11,763           $ 8,338             -2.05%              3.02%
   06/30/2000          $10,812           $12,052           $ 8,641              2.46%              3.63%
   07/31/2000          $10,175           $11,864           $ 7,798             -1.56%             -9.76%
   08/31/2000          $11,177           $12,601           $ 7,895              6.21%              1.25%
   09/30/2000          $10,370           $11,935           $ 7,476             -5.28%             -5.31%
   10/31/2000          $ 9,810           $11,885           $ 6,338             -0.42%            -15.22%
   11/30/2000          $10,448           $10,949           $ 6,685             -7.88%              5.48%
   12/31/2000          $11,436           $11,002           $ 7,315              0.49%              9.43%
   01/31/2001          $11,658           $11,393           $ 7,142              3.55%             -2.36%
   02/28/2001          $12,169           $10,354           $ 7,649             -9.12%              7.09%
   03/31/2001          $10,676           $ 9,697           $ 6,896             -6.34%             -9.84%
   04/30/2001          $12,208           $10,451           $ 8,040              7.77%             16.59%
   05/31/2001          $13,165           $10,521           $ 8,316              0.67%              3.43%
   06/30/2001          $12,497           $10,265           $ 8,308             -2.43%             -0.09%
   07/31/2001          $11,175           $10,165           $ 8,110             -0.98%             -2.38%

CLASS C (5/1/95-7/31/01)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Class C shares to that of the S&P 500(6) and the Financial Times Gold Mines Index(6) based on a $10,000 investment from 5/1/95 to 7/31/01.

[PLOTPOINTS FOR CLASS C LINE GRAPH]

                    FRANKLIN GOLD                       FINANCIAL TIMES         S&P 500       FT Gold Index
      DATE         FUND - CLASS C         S&P 500        GOLD INDEX(6)      Composite Total     % Change
      ----         --------------         -------        ------------_      ---------------   --------------
   05/01/1995          $ 9,901            $10,000           $10,000
   05/31/1995          $ 9,717            $10,400           $ 9,853              4.00%             -1.47%
   06/30/1995          $ 9,777            $10,641           $ 9,990              2.32%              1.39%
   07/31/1995          $10,044            $10,995           $10,107              3.32%              1.17%
   08/31/1995          $10,051            $11,022           $10,224              0.25%              1.15%
   09/30/1995          $10,091            $11,487           $10,292              4.22%              0.67%
   10/31/1995          $ 8,963            $11,446           $ 8,930             -0.36%            -13.23%
   11/30/1995          $ 9,617            $11,948           $ 9,782              4.39%              9.54%
   12/31/1995          $ 9,715            $12,179           $ 9,917              1.93%              1.38%
   01/31/1996          $11,253            $12,593           $11,951              3.40%             20.50%
   02/29/1996          $11,280            $12,710           $12,129              0.93%              1.49%
   03/31/1996          $11,301            $12,832           $12,097              0.96%             -0.26%
   04/30/1996          $11,433            $13,021           $12,059              1.47%             -0.31%
   05/31/1996          $11,855            $13,357           $12,320              2.58%              2.16%
   06/30/1996          $10,362            $13,407           $10,453              0.38%            -15.16%
   07/31/1996          $10,126            $12,815           $10,344             -4.42%             -1.04%
   08/31/1996          $10,521            $13,085           $10,529              2.11%              1.79%
   09/30/1996          $ 9,890            $13,822           $ 9,598              5.63%             -8.84%
   10/31/1996          $ 9,911            $14,203           $ 9,732              2.76%              1.40%
   11/30/1996          $ 9,828            $15,277           $ 9,719              7.56%             -0.13%
   12/31/1996          $ 9,743            $14,975           $ 9,451             -1.98%             -2.76%
   01/31/1997          $ 9,307            $15,911           $ 8,802              6.25%             -6.87%
   02/28/1997          $10,415            $16,035           $ 9,887              0.78%             12.32%
   03/31/1997          $ 9,263            $15,376           $ 8,484             -4.11%            -14.18%
   04/30/1997          $ 8,673            $16,294           $ 7,612              5.97%            -10.28%
   05/31/1997          $ 9,116            $17,286           $ 8,137              6.09%              6.90%
   06/30/1997          $ 8,540            $18,060           $ 7,219              4.48%            -11.28%
   07/31/1997          $ 8,392            $19,498           $ 7,330              7.96%              1.53%
   08/31/1997          $ 8,267            $18,406           $ 7,318             -5.60%             -0.16%
   09/30/1997          $ 8,643            $19,415           $ 7,904              5.48%              8.01%
   10/31/1997          $ 7,256            $18,766           $ 6,435             -3.34%            -18.58%
   11/30/1997          $ 6,067            $19,635           $ 5,067              4.63%            -21.26%
   12/31/1997          $ 6,207            $19,973           $ 5,485              1.72%              8.24%
   01/31/1998          $ 6,554            $20,195           $ 5,794              1.11%              5.63%
   02/28/1998          $ 6,525            $21,651           $ 5,583              7.21%             -3.64%
   03/31/1998          $ 6,916            $22,759           $ 5,935              5.12%              6.32%
   04/30/1998          $ 7,396            $22,989           $ 6,730              1.01%             13.39%
   05/31/1998          $ 6,377            $22,594           $ 5,635             -1.72%            -16.27%
   06/30/1998          $ 5,888            $23,511           $ 5,151              4.06%             -8.58%
   07/31/1998          $ 5,510            $23,259           $ 4,668             -1.07%             -9.38%
   08/31/1998          $ 4,405            $19,896           $ 3,636            -14.46%            -22.10%
   09/30/1998          $ 6,155            $21,171           $ 5,706              6.41%             56.92%
   10/31/1998          $ 6,170            $22,893           $ 5,769              8.13%              1.11%
   11/30/1998          $ 6,044            $24,280           $ 5,469              6.06%             -5.21%
   12/31/1998          $ 5,707            $25,678           $ 4,843              5.76%            -11.43%
   01/31/1999          $ 5,685            $26,752           $ 4,831              4.18%             -0.25%
   02/28/1999          $ 5,566            $25,920           $ 4,517             -3.11%             -6.51%
   03/31/1999          $ 5,670            $26,956           $ 4,504              4.00%             -0.28%
   04/30/1999          $ 6,716            $28,000           $ 5,276              3.87%             17.14%
   05/31/1999          $ 5,855            $27,339           $ 4,293             -2.36%            -18.63%
   06/30/1999          $ 6,308            $28,856           $ 4,587              5.55%              6.85%
   07/31/1999          $ 6,108            $27,956           $ 4,378             -3.12%             -4.57%
   08/31/1999          $ 6,360            $27,816           $ 4,654             -0.50%              6.32%
   09/30/1999          $ 7,503            $27,054           $ 5,853             -2.74%             25.75%
   10/31/1999          $ 6,776            $28,766           $ 5,078              6.33%            -13.25%
   11/30/1999          $ 6,887            $29,350           $ 4,852              2.03%             -4.45%
   12/31/1999          $ 7,103            $31,079           $ 4,811              5.89%             -0.83%
   01/31/2000          $ 6,621            $29,519           $ 4,246             -5.02%            -11.75%
   02/29/2000          $ 6,331            $28,961           $ 4,380             -1.89%              3.16%
   03/31/2000          $ 6,138            $31,794           $ 4,052              9.78%             -7.50%
   04/30/2000          $ 5,708            $30,837           $ 3,920             -3.01%             -3.25%
   05/31/2000          $ 5,908            $30,204           $ 4,038             -2.05%              3.02%
   06/30/2000          $ 6,175            $30,947           $ 4,185              2.46%              3.63%
   07/31/2000          $ 5,812            $30,465           $ 3,777             -1.56%             -9.76%
   08/31/2000          $ 6,383            $32,356           $ 3,824              6.21%              1.25%
   09/30/2000          $ 5,930            $30,648           $ 3,621             -5.28%             -5.31%
   10/31/2000          $ 5,604            $30,519           $ 3,070             -0.42%            -15.22%
   11/30/2000          $ 5,967            $28,114           $ 3,238             -7.88%              5.48%
   12/31/2000          $ 6,538            $28,252           $ 3,543              0.49%              9.43%
   01/31/2001          $ 6,665            $29,255           $ 3,459              3.55%             -2.36%
   02/28/2001          $ 6,956            $26,587           $ 3,705             -9.12%              7.09%
   03/31/2001          $ 6,106            $24,901           $ 3,340             -6.34%             -9.84%
   04/30/2001          $ 6,985            $26,836           $ 3,894              7.77%             16.59%
   05/31/2001          $ 7,522            $27,016           $ 4,028              0.67%              3.43%
   06/30/2001          $ 7,142            $26,360           $ 4,024             -2.43%             -0.09%
   07/31/2001          $ 6,560            $26,101           $ 3,928             -0.98%             -2.38%


ADVISOR CLASS (8/1/91-7/31/01)(7)

The following line graph compares the performance of the Franklin Gold and Precious Metals Fund Advisor Class shares to that of the S&P 500(6) and the Financial Times Gold Mines Index(6) based on a $10,000 investment from 8/1/91 to 7/31/01.

[PLOTPOINTS FOR ADVISOR CLASS LINE GRAPH]

                    FRANKLIN GOLD FUND -                    FINANCIAL TIMES     1828          S&P 500        FT Gold Index
       DATE            ADVISOR CLASS         S&P 500(6)      GOLD INDEX(6)    Perform    Composite Total     % Change
       ----            -------------         ----------      -------------    -------    ---------------     --------
    08/01/1991            $10,000             $10,000            $10,000
    08/31/1991             $9,032             $10,237            $8,038         -9.68%         2.37%           -19.62%
    09/30/1991             $9,284             $10,066            $8,366          2.79%        -1.67%             4.08%
    10/31/1991             $9,905             $10,201            $8,839          6.69%         1.34%             5.66%
    11/30/1991            $10,141              $9,790            $9,215          2.38%        -4.03%             4.26%
    12/31/1991             $9,594             $10,910            $7,532         -5.39%        11.44%           -18.26%
    01/31/1992             $9,635             $10,707            $7,758          0.42%        -1.86%             3.00%
    02/29/1992             $9,290             $10,845            $7,000         -3.58%         1.29%            -9.77%
    03/31/1992             $9,033             $10,634            $6,500         -2.76%        -1.95%            -7.14%
    04/30/1992             $8,849             $10,946            $5,801         -2.04%         2.94%           -10.75%
    05/31/1992             $9,394             $11,000            $5,823          6.16%         0.49%             0.37%
    06/30/1992             $9,421             $10,836            $4,952          0.29%        -1.49%           -14.96%
    07/31/1992             $9,324             $11,279            $4,887         -1.03%         4.09%            -1.30%
    08/31/1992             $8,886             $11,048            $4,269         -4.70%        -2.05%           -12.65%
    09/30/1992             $8,595             $11,177            $3,989         -3.28%         1.17%            -6.55%
    10/31/1992             $7,898             $11,215            $3,935         -8.11%         0.34%            -1.35%
    11/30/1992             $7,387             $11,596            $3,785         -6.47%         3.40%            -3.83%
    12/31/1992             $7,643             $11,739            $3,435          3.47%         1.23%            -9.23%
    01/31/1993             $7,676             $11,838            $4,016          0.43%         0.84%            16.90%
    02/28/1993             $8,291             $11,999            $6,321          8.01%         1.36%            57.39%
    03/31/1993             $9,241             $12,252            $6,837         11.47%         2.11%             8.16%
    04/30/1993            $10,340             $11,955            $8,045         11.89%        -2.42%            17.68%
    05/31/1993            $11,628             $12,275            $9,904         12.45%         2.67%            23.10%
    06/30/1993            $11,763             $12,310            $10,237         1.16%         0.29%             3.36%
    07/31/1993            $12,929             $12,261            $10,884         9.92%        -0.40%             6.31%
    08/31/1993            $11,614             $12,726            $10,108        -10.17%        3.79%            -7.12%
    09/30/1993            $10,589             $12,628            $9,018         -8.83%        -0.77%           -10.78%
    10/31/1993            $11,838             $12,889            $10,608        11.80%         2.07%            17.62%
    11/30/1993            $11,623             $12,767            $10,374        -1.82%        -0.95%            -2.20%
    12/31/1993            $13,277             $12,921            $11,964        14.23%         1.21%            15.33%
    01/31/1994            $13,043             $13,360            $11,637        -1.76%         3.40%            -2.73%
    02/28/1994            $12,443             $12,998            $10,877        -4.60%        -2.71%            -6.53%
    03/31/1994            $12,576             $12,432            $10,943         1.07%        -4.36%             0.61%
    04/30/1994            $12,018             $12,591            $10,196        -4.44%         1.28%            -6.83%
    05/31/1994            $12,276             $12,797            $10,508         2.15%         1.64%             3.06%
    06/30/1994            $12,165             $12,484            $10,268        -0.91%        -2.45%            -2.28%
    07/31/1994            $12,475             $12,893            $10,545         2.55%         3.28%             2.70%
    08/31/1994            $13,112             $13,422            $11,196         5.11%         4.10%             6.16%
    09/30/1994            $14,177             $13,094            $12,496         8.12%        -2.44%            11.62%
    10/31/1994            $13,498             $13,389            $11,591        -4.79%         2.25%            -7.24%
    11/30/1994            $12,132             $12,901            $10,158        -10.12%       -3.64%           -12.36%
    12/31/1994            $12,650             $13,092            $10,623         4.27%         1.48%             4.57%
    01/31/1995            $10,763             $13,432            $8,806         -14.92%        2.59%           -17.10%
    02/28/1995            $11,370             $13,955            $9,304          5.64%         3.90%             5.65%
    03/31/1995            $12,491             $14,367            $10,375         9.86%         2.95%            11.52%
    04/30/1995            $12,592             $14,789            $10,373         0.81%         2.94%            -0.02%
    05/31/1995            $12,432             $15,381            $10,221        -1.27%         4.00%            -1.47%
    06/30/1995            $12,518             $15,738            $10,363         0.69%         2.32%             1.39%
    07/31/1995            $12,868             $16,260            $10,484         2.80%         3.32%             1.17%
    08/31/1995            $12,885             $16,301            $10,605         0.13%         0.25%             1.15%
    09/30/1995            $12,944             $16,989            $10,676         0.46%         4.22%             0.67%
    10/31/1995            $11,501             $16,928            $9,263         -11.15%       -0.36%           -13.23%
    11/30/1995            $12,346             $17,671            $10,147         7.35%         4.39%             9.54%
    12/31/1995            $12,488             $18,012            $10,287         1.15%         1.93%             1.38%
    01/31/1996            $14,479             $18,624            $12,396        15.94%         3.40%            20.50%
    02/29/1996            $14,515             $18,797            $12,582         0.25%         0.93%             1.49%
    03/31/1996            $14,560             $18,978            $12,548         0.31%         0.96%            -0.26%
    04/30/1996            $14,738             $19,257            $12,509         1.22%         1.47%            -0.31%
    05/31/1996            $15,298             $19,754            $12,779         3.80%         2.58%             2.16%
    06/30/1996            $13,373             $19,829            $10,842        -12.58%        0.38%           -15.16%
    07/31/1996            $13,079             $18,952            $10,730        -2.20%        -4.42%            -1.04%
    08/31/1996            $13,597             $19,352            $10,922         3.96%         2.11%             1.79%
    09/30/1996            $12,784             $20,442            $9,956         -5.98%         5.63%            -8.84%
    10/31/1996            $12,820             $21,006            $10,095         0.28%         2.76%             1.40%
    11/30/1996            $12,721             $22,594            $10,082        -0.77%         7.56%            -0.13%
    12/31/1996            $12,618             $22,147            $9,804         -0.81%        -1.98%            -2.76%
    01/31/1997            $12,214             $23,531            $9,131         -3.20%         6.25%            -6.87%
    02/28/1997            $13,686             $23,714            $10,255        12.05%         0.78%            12.32%
    03/31/1997            $12,186             $22,740            $8,801         -10.96%       -4.11%           -14.18%
    04/30/1997            $11,417             $24,097            $7,896         -6.31%         5.97%           -10.28%
    05/31/1997            $12,013             $25,565            $8,440          5.22%         6.09%             6.90%
    06/30/1997            $11,259             $26,710            $7,488         -6.28%         4.48%           -11.28%
    07/31/1997            $11,074             $28,836            $7,603         -1.64%         7.96%             1.53%
    08/31/1997            $10,919             $27,221            $7,591         -1.40%        -5.60%            -0.16%
    09/30/1997            $11,422             $28,713            $8,199          4.61%         5.48%             8.01%
    10/31/1997             $9,600             $27,754            $6,675         -15.95%       -3.34%           -18.58%
    11/30/1997             $8,040             $29,039            $5,256         -16.25%        4.63%           -21.26%
    12/31/1997             $8,232             $29,539            $5,689          2.38%         1.72%             8.24%
    01/31/1998             $8,700             $29,867            $6,010          5.69%         1.11%             5.63%
    02/28/1998             $8,671             $32,020            $5,791         -0.34%         7.21%            -3.64%
    03/31/1998             $9,187             $33,659            $6,157          5.96%         5.12%             6.32%
    04/30/1998             $9,831             $33,999            $6,981          7.01%         1.01%            13.39%
    05/31/1998             $8,485             $33,414            $5,845         -13.69%       -1.72%           -16.27%
    06/30/1998             $7,842             $34,771            $5,343         -7.58%         4.06%            -8.58%
    07/31/1998             $7,478             $34,399            $4,842         -4.64%        -1.07%            -9.38%
    08/31/1998             $5,985             $29,425            $3,772         -19.97%       -14.46%          -22.10%
    09/30/1998             $8,373             $31,311            $5,919         39.90%         6.41%            56.92%
    10/31/1998             $8,402             $33,857            $5,984          0.35%         8.13%             1.11%
    11/30/1998             $8,235             $35,908            $5,673         -1.99%         6.06%            -5.21%
    12/31/1998             $7,785             $37,977            $5,024         -5.47%         5.76%           -11.43%
    01/31/1999             $7,765             $39,564            $5,012         -0.25%         4.18%            -0.25%
    02/28/1999             $7,607             $38,334            $4,685         -2.04%        -3.11%            -6.51%
    03/31/1999             $7,755             $39,867            $4,672          1.95%         4.00%            -0.28%
    04/30/1999             $9,189             $41,410            $5,473         18.49%         3.87%            17.14%
    05/31/1999             $8,022             $40,433            $4,453         -12.70%       -2.36%           -18.63%
    06/30/1999             $8,655             $42,677            $4,758          7.89%         5.55%             6.85%
    07/31/1999             $8,398             $41,345            $4,541         -2.97%        -3.12%            -4.57%
    08/31/1999             $8,754             $41,138            $4,828          4.24%        -0.50%             6.32%
    09/30/1999            $10,337             $40,011            $6,071         18.08%        -2.74%            25.75%
    10/31/1999             $9,337             $42,544            $5,267         -9.67%         6.33%           -13.25%
    11/30/1999             $9,505             $43,408            $5,033          1.80%         2.03%            -4.45%
    12/31/1999             $9,804             $45,964            $4,991          3.15%         5.89%            -0.83%
    01/31/2000             $9,138             $43,657            $4,404         -6.80%        -5.02%           -11.75%
    02/29/2000             $8,740             $42,832            $4,543         -4.35%        -1.89%             3.16%
    03/31/2000             $8,482             $47,021            $4,203         -2.96%         9.78%            -7.50%
    04/30/2000             $7,895             $45,605            $4,066         -6.92%        -3.01%            -3.25%
    05/31/2000             $8,173             $44,670            $4,189          3.53%        -2.05%             3.02%
    06/30/2000             $8,551             $45,769            $4,341          4.62%         2.46%             3.63%
    07/31/2000             $8,044             $45,055            $3,918         -5.93%        -1.56%            -9.76%
    08/31/2000             $8,849             $47,853            $3,967         10.01%         6.21%             1.25%
    09/30/2000             $8,223             $45,327            $3,756         -7.08%        -5.28%            -5.31%
    10/31/2000             $7,785             $45,136            $3,184         -5.32%        -0.42%           -15.22%
    11/30/2000             $8,292             $41,580            $3,359          6.51%        -7.88%             5.48%
    12/31/2000             $9,092             $41,783            $3,675          9.65%         0.49%             9.43%
    01/31/2001             $9,274             $43,267            $3,588          2.00%         3.55%            -2.36%
    02/28/2001             $9,688             $39,321            $3,843          4.47%        -9.12%             7.09%
    03/31/2001             $8,506             $36,828            $3,465         -12.20%       -6.34%            -9.84%
    04/30/2001             $9,739             $39,689            $4,040         14.49%         7.77%            16.59%
    05/31/2001            $10,507             $39,955            $4,178          7.88%         0.67%             3.43%
    06/30/2001             $9,981             $38,984            $4,174         -5.00%        -2.43%            -0.09%
    07/31/2001             $9,175             $38,602            $4,075         -8.10%        -0.98%            -2.38%


6. Sources: Standard & Poor's Micropal; Financial Times. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The unmanaged Financial Times Gold Mines Index is compiled by Financial Times Ltd., Goldman Sachs & Co. and Wood Mackenzie & Co., Ltd., in conjunction with the Institute of Actuaries and the Faculty of Actuaries.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  7/31/01
--------------------------------------------------------------------------------
1-Year                                                                   +10.76%

5-Year                                                                    -8.50%

Since Inception (5/1/95)                                                  -6.52%


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7)                                                           7/31/01
--------------------------------------------------------------------------------
1-Year                                                                   +14.04%

5-Year                                                                    -6.84%

10-Year                                                                   -0.86%

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights


                                                                                   CLASS A
                                                   ------------------------------------------------------------------------
                                                                              YEAR ENDED JULY 31,
                                                   ------------------------------------------------------------------------
                                                     2001            2000            1999            1998            1997
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $   7.90        $   8.30        $   7.48        $  11.44        $  14.65
                                                   ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a).......................       .25             .10             .07             .10             .07
 Net realized and unrealized gains (losses).....       .84            (.46)            .79           (3.96)          (2.37)
                                                   ------------------------------------------------------------------------
Total from investment operations.................      1.09            (.36)            .86           (3.86)          (2.30)
                                                   ------------------------------------------------------------------------
Less distributions from:
 Net investment income...........................     (.11)           (.04)           (.04)           (.10)           (.09)
 Net realized gains..............................        --              --              --              --            (.82)
                                                   ------------------------------------------------------------------------
Total distributions..............................      (.11)           (.04)           (.04)           (.10)           (.91)
                                                   ------------------------------------------------------------------------
Net asset value, end of year.....................  $   8.88        $   7.90        $   8.30        $   7.48        $  11.44
                                                   ========================================================================

Total return(b)..................................     13.91%          (4.42)%         11.51%         (33.83)%        (16.45)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..................  $164,004        $156,236        $205,889        $189,591        $291,544
Ratios to average net assets:
 Expenses........................................      1.32%           1.34%           1.31%           1.19%           1.05%
 Net investment income...........................      2.86%           1.17%            .85%           1.05%            .55%
Portfolio turnover rate..........................      7.31%           3.53%           4.29%           6.09%          16.05%


(a)Based on average shares outstanding effective year ended July 31, 1999.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (continued)




                                                                   CLASS B
                                                        ----------------------------
                                                           YEAR ENDED JULY 31,
                                                      ----------------------------
                                                       2001        2000    1999(c)
                                                      ----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year.................   $ 7.82     $ 8.26     $ 7.72
                                                      ----------------------------
Income from investment operations:
 Net investment income (loss)(a)...................      .17        .01       (.04)
 Net realized and unrealized gains (losses)........      .83       (.41)       .58
                                                      ----------------------------
Total from investment operations...................     1.00       (.40)       .54

Less distributions from net investment income......     (.06)      (.04)        --
                                                      ----------------------------
Net asset value, end of year.......................   $ 8.76     $ 7.82     $ 8.26
                                                      ============================

Total return(b)....................................    12.78%     (4.90)%     6.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)....................   $4,037     $2,779     $1,217
Ratios to average net assets:
 Expenses..........................................     2.08%      2.10%      2.10%(d)
 Net investment income (loss)......................     1.88%       .17%     (.84)%(d)
Portfolio turnover rate............................     7.31%      3.53%      4.29%

(a)Based on average shares outstanding.

(b)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)For the period January 1, 1999 (effective date) to July 31, 1999.

(d)Annualized

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (continued)


                                                                                       CLASS C
                                                     ------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                     ------------------------------------------------------------------------------
                                                         2001            2000            1999            1998            1997
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........        $     7.83      $     8.23      $     7.43      $    11.37      $    14.61
                                                     ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(a) ............               .18             .03             .01             .03            (.02)
 Net realized and unrealized gains (losses) .               .83            (.43)            .80           (3.93)          (2.38)
                                                     ------------------------------------------------------------------------------
Total from investment operations ............              1.01            (.40)            .81           (3.90)          (2.40)
                                                     ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................              (.04)             --(c)         (.01)           (.04)           (.02)
 Net realized gains .........................                --              --              --              --            (.82)
                                                     ------------------------------------------------------------------------------
Total distributions .........................              (.04)             --            (.01)           (.04)           (.84)
                                                     ------------------------------------------------------------------------------
Net asset value, end of year ................        $     8.80      $     7.83      $     8.23      $     7.43      $    11.37
                                                     ==============================================================================

Total return(b) .............................             12.89%          (4.85)%         10.85%         (34.35)%        (17.18)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............        $   22,220      $   20,721      $   23,473      $   20,353      $   20,783
Ratios to average net assets:
 Expenses ...................................              2.07%           2.10%           2.07%           1.96%           1.83%
 Net investment income (loss) ...............              2.11%            .36%            .08%            .25%           (.16)%
Portfolio turnover rate .....................              7.31%           3.53%           4.29%           6.09%          16.05%


(a)   Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Includes distributions of net investment income in the amount of $.001.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (continued)


                                                                                    ADVISOR CLASS
                                                        ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------------
                                                           2001           2000           1999           1998             1997(c)
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $    8.09      $    8.49      $    7.61      $   11.43        $   13.12
                                                        ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .28            .11            .08            .14              .07
 Net realized and unrealized gains (losses) ........          .85           (.46)           .85          (3.84)           (1.67)
                                                        ---------------------------------------------------------------------------
Total from investment operations ...................         1.13           (.35)           .93          (3.70)           (1.60)
Less distributions from net investment income ......         (.13)          (.05)          (.05)          (.12)            (.09)
                                                        ---------------------------------------------------------------------------
Net asset value, end of year .......................    $    9.09      $    8.09      $    8.49      $    7.61        $   11.43
                                                        ===========================================================================

Total return(b) ....................................        14.04%         (4.21)%        12.30%        (32.46)%         (12.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................    $   3,574      $   3,715      $   3,204      $   2,207        $   3,211

Ratios to average net assets:
 Expenses ..........................................         1.08%          1.10%          1.08%           .96%             .83%(d)
 Net investment income .............................         3.15%          1.24%           .98%          1.30%             .80%(d)
Portfolio turnover rate ............................         7.31%          3.53%          4.29%          6.09%           16.05%



(a)   Based on average shares outstanding effective year ended July 31, 1999.

(b)   Total return is not annualized for periods less than one year.

(c)   For the period January 2, 1997 (effective date) to July 31, 1997.

(d)   Annualized


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JULY 31, 2001

                                                                           COUNTRY                 SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 94.3%
     GOLD & DIVERSIFIED RESOURCES 6.0%
(a)  Freeport-McMoRan Copper & Gold Inc., A ...................           United States            308,011          $  3,006,187
     Rio Tinto PLC ............................................          United Kingdom            342,401             5,758,083
     Teck Corp., B ............................................              Canada                382,100             2,917,500
                                                                                                                     -----------
                                                                                                                      11,681,770
                                                                                                                     -----------
     LONG LIFE GOLD MINES 45.4%
     Agnico-Eagle Mines Ltd. ..................................              Canada                200,000             1,658,000
     AngloGold Ltd. ...........................................           South Africa             114,270             3,999,488
     AngloGold Ltd. ...........................................           South Africa              91,265             3,278,466
     AngloGold Ltd., ADR ......................................           South Africa             130,822             2,323,399
(a)  Ashanti Goldfields Co. Ltd., GDR .........................              Ghana                 933,050             3,219,023
     Barrick Gold Corp. .......................................              Canada              1,082,249            16,114,688
     Compania de Minas Buenaventura SA, ADR ...................               Peru                 556,993             9,669,398
     Compania de Minas Buenaventura SA, B .....................               Peru                 100,593               865,564
     Gold Fields Ltd. .........................................           South Africa             774,999             3,158,938
     Gold Fields Ltd., ADR ....................................           South Africa             639,528             2,641,251
     Harmony Gold Mining Co. Ltd. .............................           South Africa             773,000             3,739,810
     Homestake Mining Co. .....................................          United States           1,174,194             9,158,713
(a)  Lihir Gold Ltd. ..........................................         Papua New Guinea         1,300,622               573,976
(a)  Lihir Gold Ltd., ADR, 144A ...............................         Papua New Guinea            50,000               442,800
     Newmont Mining Corp. .....................................          United States             899,023            16,811,730
     Placer Dome Inc. .........................................              Canada                933,820             9,384,891
(a)  Western Areas Ltd. .......................................           South Africa             357,979               909,257
(a)  Western Areas Ltd., ADR ..................................           South Africa              23,523                58,808
                                                                                                                     -----------
                                                                                                                      88,008,200
                                                                                                                     -----------
     MEDIUM LIFE GOLD MINES 6.3%
     Newcrest Mining Ltd. .....................................            Australia             1,365,050             3,014,811
     Normandy Mining Ltd. .....................................            Australia             4,352,451             2,561,032
     Sons of Gwalia Ltd. ......................................            Australia             1,575,500             6,553,228
                                                                                                                     -----------
                                                                                                                      12,129,071
                                                                                                                     -----------
     MINING FINANCE COMPANIES 9.8%
     Anglo American PLC .......................................          United Kingdom            256,100             3,394,325
     Anglo American PLC, ADR ..................................          United Kingdom            470,479             6,191,504
     Franco-Nevada Mining Corp. Ltd. ..........................              Canada                723,614             9,445,237
                                                                                                                     -----------
                                                                                                                      19,031,066
                                                                                                                     -----------
     PLATINUM 26.8%
     Anglo American Platinum Corp. Ltd., ADR ..................           South Africa            571,138             18,513,387
     Impala Platinum Holdings Ltd. ............................           South Africa            225,000              9,633,760
     Impala Platinum Holdings Ltd., ADR .......................           South Africa            192,800              8,255,062
(a)  North American Palladium Ltd. ............................              Canada               450,000              3,091,468
(a)  Stillwater Mining Co. ....................................          United States            485,550             12,527,189
                                                                                                                     -----------
                                                                                                                      52,020,866
                                                                                                                     -----------
     TOTAL LONG TERM INVESTMENTS (COST $211,935,056) ..........                                                      182,870,973
                                                                                                                     -----------

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)

                                                                                                   SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------------
(b)  SHORT TERM INVESTMENTS 5.6%
     Franklin Institutional Fiduciary Trust Money Market
       Portfolio (COST $10,797,203) ...........................                                10,797,203           $ 10,797,203
                                                                                                                    ------------
     TOTAL INVESTMENTS (COST $222,732,259) 99.9% ..............                                                      193,668,176
     OTHER ASSETS, LESS LIABILITIES .1% .......................                                                          165,805
                                                                                                                    ------------
     NET ASSETS 100.0% ........................................                                                     $193,833,981
                                                                                                                    ============


(a)   Non-income producing

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2001

Assets:
 Investments in securities:
  Cost ................................................           $ 222,732,259
                                                                  =============
  Value ...............................................             193,668,176
 Receivables:
  Investment securities sold ..........................                 499,219
  Capital shares sold .................................                 284,721
                                                                  -------------
      Total assets ....................................             194,452,116
                                                                  -------------
Liabilities:
 Payables:
  Capital shares redeemed .............................                 166,877
  Affiliates ..........................................                 228,861
  Shareholders ........................................                 142,652
 Other liabilities ....................................                  79,745
                                                                  -------------
      Total liabilities ...............................                 618,135
                                                                  -------------
       Net assets, at value ...........................           $ 193,833,981
                                                                  =============
Net assets consist of:
 Undistributed net investment income ..................           $   5,403,034
 Net unrealized depreciation ..........................             (29,064,083)
 Accumulated net realized loss ........................             (47,903,807)
 Capital shares .......................................             265,398,837
                                                                  -------------
       Net assets, at value ...........................           $ 193,833,981
                                                                  =============


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JULY 31, 2001


CLASS A:
 Net assets, at value ..................................................................................                $164,003,553
                                                                                                                        ============
 Shares outstanding ....................................................................................                  18,473,153
                                                                                                                        ============
 Net asset value per share(a)...........................................................................                $       8.88
                                                                                                                        ============
 Maximum offering price per share (net asset value per share / 94.25%) .................................                $       9.42
                                                                                                                        ============
CLASS B:
 Net assets, at value ..................................................................................                $  4,036,740
                                                                                                                        ============
 Shares outstanding ....................................................................................                     460,569
                                                                                                                        ============
 Net asset value and maximum offering price per share(a)................................................                $       8.76
                                                                                                                        ============
CLASS C:
 Net assets, at value ..................................................................................                $ 22,220,053
                                                                                                                        ============
 Shares outstanding ....................................................................................                   2,524,332
                                                                                                                        ============
 Net asset value per share(a)...........................................................................                $       8.80
                                                                                                                        ============
 Maximum offering price per share (net asset value per share / 99%) ....................................                $       8.89
                                                                                                                        ============
ADVISOR CLASS:
 Net assets, at value ..................................................................................                $  3,573,635
                                                                                                                        ============
 Shares outstanding ....................................................................................                     393,352
                                                                                                                        ============
 Net asset value and maximum offering price per share ..................................................                $       9.09
                                                                                                                        ============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001


Investment income:
(net of foreign taxes and fees of $188,422)
 Dividends ...........................................................................................                 $  8,244,512
                                                                                                                       ------------
Expenses:
 Management fees (Note 3) ............................................................................                    1,085,104
 Distribution fees (Note 3)
  Class A ............................................................................................                      399,117
  Class B ............................................................................................                       33,525
  Class C ............................................................................................                      221,363
 Transfer agent fees (Note 3) ........................................................................                      769,170
 Custodian fees ......................................................................................                       54,373
 Reports to shareholders .............................................................................                       48,789
 Registration and filing fees ........................................................................                       75,150
 Professional fees ...................................................................................                       80,205
 Trustees' fees and expenses .........................................................................                       12,081
                                                                                                                       ------------
      Total expenses .................................................................................                    2,778,877
                                                                                                                       ------------
       Net investment income .........................................................................                    5,465,635
                                                                                                                       ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ........................................................................................                   (1,043,050)
  Foreign currency transactions ......................................................................                     (144,034)
                                                                                                                       ------------
      Net realized loss ..............................................................................                   (1,187,084)
 Net unrealized appreciation on investments ..........................................................                   20,029,245
                                                                                                                       ------------
Net realized and unrealized gain .....................................................................                   18,842,161
                                                                                                                       ------------
Net increase in net assets resulting from operations .................................................                 $ 24,307,796
                                                                                                                       ============


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2001 AND 2000


                                                                                                      2001                2000
                                                                                                  -------------      -------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................    $   5,465,635      $   2,460,128
  Net realized loss from investments and foreign currency transactions .......................       (1,187,084)          (379,915)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
   liabilities denominated in foreign currencies..............................................       20,029,245         (8,921,077)
                                                                                                  -------------      -------------
       Net increase (decrease) in net assets resulting from operations .......................       24,307,796         (6,840,864)
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................................       (2,101,140)          (889,365)
   Class B ...................................................................................          (19,605)           (13,767)
   Class C ...................................................................................          (91,245)            (2,899)
   Advisor Class .............................................................................          (52,683)           (20,202)
                                                                                                  -------------      -------------
 Total distributions to shareholders .........................................................       (2,264,673)          (926,233)
 Capital share transactions: (Note 2)
   Class A ...................................................................................      (11,187,639)       (43,478,186)
   Class B ...................................................................................          955,356          1,945,421
   Class C ...................................................................................         (939,362)        (1,612,481)
   Advisor Class .............................................................................         (488,706)           580,353
                                                                                                  -------------      -------------
 Total capital share transactions ............................................................      (11,660,351)       (42,564,893)
       Net increase (decrease) in net assets .................................................       10,382,772        (50,331,990)
Net assets:
 Beginning of year ...........................................................................      183,451,209        233,783,199
                                                                                                  -------------      -------------
 End of year .................................................................................    $ 193,833,981      $ 183,451,209
                                                                                                  =============      =============
Undistributed net investment income included in net assets:
 End of year .................................................................................    $   5,403,034      $   2,234,111
                                                                                                  =============      =============


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital growth.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2001, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:


                                                                       YEAR ENDED                            YEAR ENDED
                                                                      JULY 31, 2001                          JULY 31, 2000
                                                              ---------------------------------------------------------------------
                                                                 SHARES             AMOUNT             SHARES             AMOUNT
                                                              ---------------------------------------------------------------------
CLASS A SHARES:
Shares sold ............................................       14,991,597       $ 130,630,352        65,782,433       $ 592,799,041
Shares issued in reinvestment of distributions .........          222,185           1,808,587            82,129             762,978
Shares redeemed ........................................      (16,512,499)       (143,626,578)      (70,910,921)       (637,040,205)
                                                              -----------        ------------       -----------        ------------
Net decrease ...........................................       (1,298,717)      $ (11,187,639)       (5,046,359)      $ (43,478,186)
                                                              ===========        ============       ===========        ============

CLASS B SHARES:
Shares sold ............................................          206,273       $   1,858,864           373,919       $   3,404,150
Shares issued in reinvestment of distributions .........            2,245              18,138             1,265              11,685
Shares redeemed ........................................         (103,523)           (921,646)         (166,957)         (1,470,414)
                                                              -----------        ------------       -----------        ------------
Net increase ...........................................          104,995       $     955,356           208,227       $   1,945,421
                                                              ===========        ============       ===========        ============

CLASS C SHARES:
Shares sold ............................................          954,734       $   8,440,040         2,032,445       $  18,577,847
Shares issued in reinvestment of distributions .........            9,677              78,483               280               2,590
Shares redeemed ........................................       (1,087,781)         (9,457,885)       (2,236,241)        (20,192,918)
                                                              -----------        ------------       -----------        ------------
Net decrease ...........................................         (123,370)      $    (939,362)         (203,516)      $  (1,612,481)
                                                              ===========        ============       ===========        ============

ADVISOR CLASS SHARES:
Shares sold ............................................           59,921       $     553,889           423,344       $   3,968,237
Shares issued in reinvestment of distributions .........            5,451              45,349             1,890              17,972
Shares redeemed ........................................         (131,034)         (1,087,944)         (343,617)         (3,405,856)
                                                              -----------        ------------       -----------        ------------
Net increase (decrease) ................................          (65,662)      $    (488,706)           81,617       $     580,353
                                                              ===========        ============       ===========        ============

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

ENTITY                                                            AFFILIATION
---------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)               Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)      Transfer agent

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE        MONTH-END NET ASSETS
       --------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Management fees were reduced on assets invested in the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $192,430 and $37,644, respectively.

The Fund paid transfer agent fees of $769,170, of which $615,886 was paid to Investor Services.

4. INCOME TAXES

At July 31, 2001, the Fund had tax basis capital losses of $47,739,457, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2005                                              $ 6,513,315
         2006                                                8,665,097
         2007                                               28,763,977
         2008                                                2,754,018
         2009                                                1,043,050
                                                           -----------
                                                           $47,739,457
                                                           ===========

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (continued)


4. INCOME TAXES (CONT.)

At July 31, 2001, the Fund has deferred currency losses occurring subsequent to October 31, 2000 of $111,995. For tax purposes, such losses will be reflected in the year ending July 31, 2002.

At July 31, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $222,784,614 was as follows:

        Unrealized appreciation .......................      $ 42,726,263
        Unrealized depreciation .......................       (71,842,701)
                                                             ------------
        Net unrealized depreciation ...................      $(29,116,438)
                                                             ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions. Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2001 aggregated $13,692,968 and $22,671,475, respectively.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (hereafter referred to as the "Fund") at July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 30, 2001

FRANKLIN GOLD AND PRECIOUS METALS FUND
Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 5.90% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2001.

At July 31, 2001, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow record date shareholders of the December 2001 distribution, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The foreign tax information will be disclosed in the January 31, 2002 semi-annual report of the Fund. In addition, in January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001.

                      This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.